Shareholders' Equity - Summary of Fair Value Assumptions, Warrants (Details) - Common Stock Warrants	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of estimated fair value of warrant
Expected dividend	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Summary of estimated fair value of warrant
Expected term	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Volatility		26.00%		26.00%	26.00%	26.00%
Risk-free interest rate	0.25%	0.25%	0.25%	0.25%	0.12%	0.12%
Maximum
Summary of estimated fair value of warrant
Expected term	5 years	5 years	5 years	5 years	5 years	5 years
Volatility	38.00%	38.00%	38.00%	38.00%	38.00%	38.00%
Risk-free interest rate	1.37%	1.37%	1.37%	1.37%	1.14%	1.14%